Annual Fund Operating Expenses	0 Months Ended
	Mar. 01, 2013
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[1]
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Administrator Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.22%	[1]
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[2]
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[3]
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[4]
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[5]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.48%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.46%	[6]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	2.21%	[6]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[7]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[7]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[7]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.41%	[8]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.17%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	2.16%	[8]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.39%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[9]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.14%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.10%	[9]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.14%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.10%	[9]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.48%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[5]
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.68%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	2.08%	[5]
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[10]
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[11]
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[12]
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[13]
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[5]
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.73%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[14]
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[15]
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.48%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.47%	[16]

[1]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.10% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Class A and 2.20% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class A, 2.05% for Class B and 2.05% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Class A and 2.15% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.34% for Class A, 2.09% for Class B and 2.09% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.49% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.33% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.